Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE(1)
Year (a)	Summary Compensation Table (“SCT”) Total for First PEO (b)	SCT Total for Second PEO (b)	Compensation Actually Paid (“CAP”) to First PEO (c)(2)	CAP to Second PEO (c)(2)	Average SCT Total for Non-PEO Named Executive Officers (d)	Average CAP to Non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment		Net Income ($mm) (h)	Adjusted Earnings per Share (“EPS”) (i)(5)
							Total Share-holder Return (f)(3)	Peer Group Total Share-holder Return (g)(4)
2023	8,827,721	6,551,512	11,369,504	7,405,972	1,928,200	2,212,634	124.60	149.93	76.2	2.36
2022	9,046,852	—	621,952	—	1,648,896	585,793	98.60	130.45	703.4	2.69
2021	9,382,531	—	17,199,415	—	1,805,998	2,658,967	159.61	151.70	230.6	2.68
2020	7,009,374	—	8,892,140	—	1,685,044	1,864,956	112.93	119.86	133.4	1.43

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote			Robert M. Patterson was our principal executive officer (“First PEO”) for the full year for each of 2022, 2021 and 2020. For 2023, Mr. Patterson was our First PEO from January 1 - December 1. Dr. Ashish Khandpur was our principal executive officer ("Second PEO") from December 1, 2023 - December 31, 2023. For 2023, 2022 and 2021, our non-PEO named executive officers were Jamie A. Beggs, Michael A. Garratt, Lisa K. Kunkle, and Joel R. Rathbun. For 2020, our non-PEO named executive officers were Jamie A. Beggs, Michael A. Garratt, M. John Midea, Lisa K. Kunkle, and Bradley C. Richardson.
Peer Group Issuers, Footnote			For purposes of this pay versus performance disclosure, our peer group is the S&P 400 Chemicals index (the "Peer Group"). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment.
PEO Total Compensation Amount				$ 9,046,852	$ 9,382,531	$ 7,009,374
PEO Actually Paid Compensation Amount				621,952	17,199,415	8,892,140
Adjustment To PEO Compensation, Footnote	For 2023, in determining both the CAP to our PEOs and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in columns (b) or (d), as applicable the following amounts:

Item and Value Added (Deducted)	2023 ($)
For Robert M. Patterson, as First PEO - Summary Compensation Table Total	8,827,721
- SCT "Stock Awards" column value	(2,006,978)
- SCT "Option Awards" column value	(2,006,666)
+ year-end fair value of outstanding equity awards granted in Covered Year	3,914,091
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	1,899,356
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	741,980
Total additions/deductions	2,541,783
Total First PEO CAP	11,369,504
For Ashish K. Khandpur, as Second PEO - Summary Compensation Table Total	6,551,512
- SCT "Stock Awards" column value	(5,006,910)
+ year-end fair value of outstanding equity awards granted in Covered Year	5,861,370
Total additions/deductions	854,460
Total Second PEO CAP	7,405,972
For Non-PEO Named Executive Officers - Summary Compensation Table Total (Average)	1,928,200
- SCT "Stock Awards" column value	(343,033)
- SCT "Option Awards" column value	(315,395)
+ year-end fair value of outstanding equity awards granted in Covered Year	553,378
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	179,872
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	123,015
+ excess fair value of awards modified during Covered Year over fair value of original award (as of modification date)	91,031
Total additions/deductions	197,837
Total Average Non-PEO CAP	2,212,634

Non-PEO NEO Average Total Compensation Amount			$ 1,928,200	1,648,896	1,805,998	1,685,044
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,212,634	585,793	2,658,967	1,864,956
Adjustment to Non-PEO NEO Compensation Footnote	For 2023, in determining both the CAP to our PEOs and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in columns (b) or (d), as applicable the following amounts:

Item and Value Added (Deducted)	2023 ($)
For Robert M. Patterson, as First PEO - Summary Compensation Table Total	8,827,721
- SCT "Stock Awards" column value	(2,006,978)
- SCT "Option Awards" column value	(2,006,666)
+ year-end fair value of outstanding equity awards granted in Covered Year	3,914,091
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	1,899,356
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	741,980
Total additions/deductions	2,541,783
Total First PEO CAP	11,369,504
For Ashish K. Khandpur, as Second PEO - Summary Compensation Table Total	6,551,512
- SCT "Stock Awards" column value	(5,006,910)
+ year-end fair value of outstanding equity awards granted in Covered Year	5,861,370
Total additions/deductions	854,460
Total Second PEO CAP	7,405,972
For Non-PEO Named Executive Officers - Summary Compensation Table Total (Average)	1,928,200
- SCT "Stock Awards" column value	(343,033)
- SCT "Option Awards" column value	(315,395)
+ year-end fair value of outstanding equity awards granted in Covered Year	553,378
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	179,872
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	123,015
+ excess fair value of awards modified during Covered Year over fair value of original award (as of modification date)	91,031
Total additions/deductions	197,837
Total Average Non-PEO CAP	2,212,634

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return versus Compensation Actually Paid

First PEO	Second PEO	Average Non-PEO Named Executive Officer	Company TSR	Peer Group TSR
Total Shareholder Return versus Compensation Actually Paid. Named executive officer compensation moved generally in tandem with both improving and declining TSR results over the Covered Years.

Compensation Actually Paid vs. Net Income
Net Income versus Compensation Actually Paid

First PEO	Second PEO	Average Non-PEO Named Executive Officer	Net Income
Net Income versus Compensation Actually Paid. Net income includes the income from discontinued operations, and for 2022 includes a one time $550 million gain on the sale of our Distribution business. Therefore, in 2022, net income is not heavily correlated with named executive officer compensation because this gain is not reflective of the underlying performance of the Company.

Compensation Actually Paid vs. Company Selected Measure
Adjusted EPS versus Compensation Actually Paid

First PEO	Second PEO	Average Non-PEO Named Executive Officer	Adjusted EPS
Adjusted EPS versus Compensation Actually Paid. Named executive officer compensation has either tracked or, in the case of 2022, significantly lagged our performance as compared to adjusted EPS over the Covered Years.

Total Shareholder Return Vs Peer Group
Total Shareholder Return versus Compensation Actually Paid

First PEO	Second PEO	Average Non-PEO Named Executive Officer	Company TSR	Peer Group TSR
Total Shareholder Return versus Compensation Actually Paid. Named executive officer compensation moved generally in tandem with both improving and declining TSR results over the Covered Years.

Tabular List, Table

Tabular List
Financial Performance Measures	Adjusted Earnings per Share
Company Stock Price
Adjusted Operating Income
Working Capital as a Percentage of Sales
Non-Financial Performance Measures	Sustainability Metrics

Total Shareholder Return Amount			$ 124.6	98.6	159.61	112.93
Peer Group Total Shareholder Return Amount			149.93	130.45	151.7	119.86
Net Income (Loss)			$ 76,200,000	$ 703,400,000	$ 230,600,000	$ 133,400,000
Company Selected Measure Amount | $ / shares			2.36	2.69	2.68	1.43
PEO Name	Dr. Ashish Khandpur	Robert M. Patterson		Robert M. Patterson	Robert M. Patterson	Robert M. Patterson
Additional 402(v) Disclosure			For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the New York Stock Exchange (“NYSE”) on December 31, 2019 through and including the last day of the Covered Year (each one-year, two-year, three-year, and four-year period, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Earnings per Share
Non-GAAP Measure Description			Adjusted EPS is calculated as net income, adjusted for special items (as noted in Appendix A), divided by weighted-average diluted shares.
Measure:: 2
Pay vs Performance Disclosure
Name			Company Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name			Working Capital as a Percentage of Sales
Measure:: 5
Pay vs Performance Disclosure
Name			Sustainability Metrics
Robert M Patterson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,827,721
PEO Actually Paid Compensation Amount			11,369,504
Dr Ashish Khandpur [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,551,512
PEO Actually Paid Compensation Amount			7,405,972
PEO | Robert M Patterson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,541,783
PEO | Robert M Patterson [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,006,978
PEO | Robert M Patterson [Member] | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,006,666
PEO | Robert M Patterson [Member] | Year-End Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,914,091
PEO | Robert M Patterson [Member] | Change In Fair Value Of Outstanding Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,899,356
PEO | Robert M Patterson [Member] | Change In Fair Value Of Prior-Year Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			741,980
PEO | Dr Ashish Khandpur [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			854,460
PEO | Dr Ashish Khandpur [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,006,910)
PEO | Dr Ashish Khandpur [Member] | Year-End Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,861,370
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			197,837
Non-PEO NEO | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			343,033
Non-PEO NEO | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			315,395
Non-PEO NEO | Year-End Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			553,378
Non-PEO NEO | Change In Fair Value Of Outstanding Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			179,872
Non-PEO NEO | Change In Fair Value Of Prior-Year Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			123,015
Non-PEO NEO | Excess Fair Value Of Awards Modified During Covered Year Over Fair Value Of Original Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 91,031